Acquisitions, Dispositions And Other Adjustments (Narrative 2) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	9 Months Ended			1 Months Ended				12 Months Ended
	Jul. 31, 2013 Leap Wireless International [Member] Pending Approval [Member] Acquisition [Member]	Sep. 30, 2013 Leap Wireless International [Member] Pending Approval [Member] Acquisition [Member]	Jul. 11, 2014 Leap Wireless International [Member] Pending Approval [Member] Acquisition [Member] Initial Period [Member]	Jan. 11, 2015 Leap Wireless International [Member] Pending Approval [Member] Acquisition [Member] Extended Period [Member]	Jul. 31, 2013 Leap Wireless International [Member] Pending Approval [Member] Acquisition [Member] Minimum [Member]	Jul. 31, 2013 Leap Wireless International [Member] Pending Approval [Member] Acquisition [Member] Maximum [Member]	Dec. 31, 2013 Connecticut Wireline [Member] Disposition [Member]	Dec. 31, 2013 Connecticut Wireline [Member] Pending Approval [Member] Disposition [Member]	Dec. 31, 2014 Connecticut Wireline [Member] Pending Approval [Member] Disposition [Member]
Pending Acquisitions Dispositions [Line Items]
Acquisition of business - agreement date or period	Jul. 31, 2013
Acquisition of business - anticipated or actual acquisition period	first quarter of 2014
Acquisition of business - acquired entity's stockholder approval date	Oct. 30, 2013
Acquisition of business - end of termination rights period			Jul. 11, 2014	Jan. 11, 2015
Acquisition of business - estimated purchase price (in US dollars per share)	$ 15
Acquisition of business - estimated purchase price	$ 1,260
Acquisition of business - preliminary allocation to debt, net of cash received by seller		3,100
Acquisition of business - other noncash consideration	one non-transferable contingent value right per share
Acquisition of business - spectrum purchase option period (in days)					30	60
Acquisition of business - contingent consideration description	Leap may be required to pay a termination fee or AT&T may be required to provide Leap with a three-year roaming agreement for LTE data coverage in certain Leap markets lacking LTE coverage, if the transaction does not close.
Disposition of business - anticipated or actual disposition period									FY2014
Disposition of business - estimated cash to be received from sale of subsidiary								2,000
Operating Revenues							$ 1,200